Redeemable Common Stock and Stock Purchase Warrants (Tables)	12 Months Ended
Apr. 30, 2014
Redeemable Common Stock And Stock Purchase Warrant [Abstract]
Schedule Of Share Based Payment Award Stock Warrants Valuation Assumptions [Table Text Block]
Assumptions used to calculate the fair value of these warrants were as follows:

	Year Ended April 30,
	2014	2013

Expected term in years	1.9 - 3.7	2.9 - 4.7
Risk-free interest rates	0.4% - 1.17%	0.3%
Volatility	95% - 113%	95% - 98%
Dividend yield	0%	0%